UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL ENHANCED INCOME FUND

FORM N-Q

NOVEMBER 30, 2004

Notes to Schedule of Investments (unaudited)

Investments in Institutional Enhanced Portfolio, at value $50,180,512.

1. Organization and Significant Accounting Policies

Citi Institutional Enhanced Income Fund (the “Fund) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (93.1% at November 30, 2004) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

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INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
CERTIFICATES OF DEPOSIT (YANKEE) - 0.2%
$100,000	Caylon New York Branch, 1.78% due 12/28/04	$100,000

COMMERCIAL PAPER - 55.5%
1,500,000	Aquinas Funding LLC CE, 1.90% due 12/17/04	1,498,733
1,500,000	Aspen Funding Corp., CE, 2.24% due 1/24/05	1,494,960
100,000	BankAmerica Corp., 1.75% due 2/4/05	99,684
1,500,000	Beethoven Funding Corp. CE, 2.12% due 12/17/04	1,498,587
1,500,000	Chesham Finance LLC CE, 2.35% due 2/23/05	1,491,775
1,500,000	Davis Square Funding III Corp., 2.30% due 2/1/05	1,494,058
1,500,000	Erasmus Capital Corp., CE, 1.96% due 12/29/04	1,497,713
1,500,000	Fenway Funding LLC., 2.14 due 12/16/04	1,498,663
1,500,000	Georgetown Funding Co., LLC CE, 2.03% due 12/15/04	1,498,816
1,500,000	Giro Multi-Funding Corp. CE, 1.97% due 12/15/04	1,498,851
1,500,000	Hannover Funding Co. CE, 2.20% due 2/2/05	1,494,225
1,500,000	Harwood Street Funding Co., LLC, 1.93% due 12/20/04	1,498,472
1,500,000	Hatteras Funding Corp., 1.95% due 12/20/04	1,498,456
1,500,000	Main Street Warehouse Funding LLC CE, 2.23% due 12/23/04	1,497,956
1,500,000	Monument Gardens Funding LLC CE, 2.11% due 1/11/05	1,496,395
1,500,000	Nieuw Amsterdam Receivables, CE, 1.88% due 12/9/04	1,499,373
1,500,000	Picaros Funding LLC CE, 1.95% due 12/1/04	1,500,000
1,370,000	Polonius Inc., CE, 2.34% due 2/23/05	1,362,520
1,500,000	Premier Asset LLC CE, 2.30% due 1/25/05	1,494,729
1,500,000	Sierra Madre Funding Corp., 2.25% due 1/18/05	1,495,500
1,500,000	Solitaire Funding LLC CE, 1.90% due 1/21/04	1,498,417

	TOTAL COMMERCIAL PAPER	29,907,883

FLOATING RATE NOTES (a) - 24.3%
994,453	Aegis Asset Backed Securities Trust, 2.37% due 12/26/04	994,453
1,000,000	American General Finance, 2.45% due 2/15/05	999,495
1,000,000	Banco Bilbao Vizcaya, 2.06% due 12/23/04	999,887
67,908	Centex Home Equity Loan Trust, 2.62% due 12/26/04	68,056
500,000	Chase Funding Loan Acquisition Trust, 2.30% due 12/26/04	500,000
1,000,000	Countrywide Funding Corp., 2.09% due 12/29/04	999,601
192,207	EQCC Home Equity Loan Trust, 2.33% due 12/15/04	192,292
1,000,000	Harrier Finance Funding LLC, 1.86% due 12/15/04	999,693
168,923	Household Home Equity Loan Trust, 2.43% due 12/20/04	169,004
472,861	Master Asset Backed Securities Trust, 2.50% due 12/26/04	472,566
1,000,000	Merrill Lynch & Co., 2.17% due 12/17/04	1,000,351
1,000,000	Nissan Auto Lease Trust, 2.55% due 12/15/04	999,957
28,301	Option One Mortgage Loan Trust, 2.44% due 12/26/04	28,306
1,117,770	Residential Asset Mortgage Products, 2.55% due 12/26/04	1,120,313
	Saxon Asset Securitization Trust:
976,789	2.36% due 12/26/04	976,789
78,797	2.43% due 12/26/04	78,695
500,000	Specialty Underwriting & Residential Finance, 1.00% due 10/25/35	500,000
1,000,000	Stanfield Victoria Funding LLC, 2.14% due 12/29/04	999,664
1,000,000	Wells Fargo & Co., 2.03% due 12/28/04	1,000,000

	TOTAL FLOATING RATE NOTES	13,099,122

TIME DEPOSIT - 1.2%
657,000	Societe Generale Cayman, 2.00% due 12/1/04	657,000

See Notes to Schedule of Investments

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INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
US GOVERNMENT AGENCY DISCOUNT NOTES - 19.7%
$124,000	Federal Farm Credit Bank, zero coupon due 12/21/04	$123,883
	Federal Home Loan Bank:
2,000,000	2.25% due 2/28/05 (a)	2,000,420
100,000	Zero coupon due 12/13/04	99,942
	Federal Home Loan Mortgage Corporation:
100,000	1.82% due 12/9/04 (a)	99,874
150,000	Zero coupon due 3/8/05	149,085
	Federal National Mortgage Association:
1,000,000	1.87% due 1/3/05 (a)	999,183
200,000	1.86% due 2/9/05	199,146
3,000,000	Zero Coupon due 12/15/04	2,997,818
300,000	Zero coupon due 12/29/04	299,575
2,000,000	Zero coupon due 1/5/05	1,996,160
125,000	Zero coupon due 2/2/05	124,520
1,500,000	Zero Coupon due 2/9/05	1,493,598

	TOTAL US GOVERNMENT AGENCY DISCOUNT NOTES	10,583,204

	TOTAL INVESTMENTS - 100.9% (Cost - $54,348,091)	54,347,209
	Liabilities in Excess of Other Assets - (0.9)%	(472,130)

	TOTAL NET ASSETS - 100.0%	$53,875,079

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate in effect at period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

Abbreviation used in this schedule:

CE - Credit Enhancement

See Notes to Schedule of Investments

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Notes to the Schedule of Investments (unauditied)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (“the Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”), an open-end diversified management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following is a summary of significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value.

Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b)Investment Transactions. Purchases, maturities and sales of money market instruments are accounted for on trade date.

2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$1,710
Gross unrealized depreciation	(2,592)

Net unrealized depreciation	$(882)

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ITEM 2.	CONTROLS AND PROCEDURES.

	(a	)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

	(b	)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date January 31, 2005